Treasury instruments (unpledged and pledged) and Treasury instruments (pledged) and assets held under agreements to sell (repledged) - Treasury Instruments (Pledged) and Assets Held Under Agreements to Sell (Repledged) Current (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Treasury instruments (pledged) and assets held under agreements to sell (repledged) - (current)	$ 3,496.8	$ 2,912.9
Repurchase agreements
Disclosure of financial assets [line items]
Treasury instruments (pledged) and assets held under agreements to sell (repledged) - (current)	2,618.9	1,708.3
Treasury instruments
Disclosure of financial assets [line items]
Treasury instruments (pledged) and assets held under agreements to sell (repledged) - (current)	$ 877.9	$ 1,204.6